Vessel Revenues	12 Months Ended
Dec. 31, 2022
Vessel Revenues [Abstract]
Vessel Revenues
9.	Vessel Revenues:
The Company generates its revenues from time charters, voyage contracts and pool arrangements.
The Company typically enters into time charters ranging from one month to twelve months  and in isolated cases on longer terms depending on market conditions. The charterer has the full discretion over the ports visited, shipping routes and vessel speed, subject to the owner protective restrictions discussed below. Time charter agreements may have extension options that range over certain time periods, usually months. The time charter party generally provides, among others, typical warranties regarding the speed and the performance of the vessel as well as owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws and war risks, and carry only lawful and non-hazardous cargo.
Vessels are also chartered under voyage charters, where a contract is made for the use of a vessel under which the Company is paid freight on the basis of transporting cargo from a loading port to a discharge port. Depending on charterparty terms, freight can be fully prepaid, or be paid upon reaching the discharging destination upon delivery of the cargo, at the discharging destination but before discharging, or during a ship’s voyage.
As of December 31, 2022, the Company employed all of its vessels in pools. The main objective of pools is to enter into arrangements for the employment and operation of the pool vessels, so as to secure for the pool participants the highest commercially available earnings per vessel on the basis of pooling the revenue and expenses of the pool vessels and dividing it between the pool participants based on the terms of the pool agreement. The Company typically enters into pool arrangements for a minimum period of six months, subject to certain rights of suspension and/or early termination.
As of December 31, 2022, and December 31, 2021, trade accounts receivable, net, related to voyage charters, amounted to $2,462,714 and $3,046,863, respectively. This decrease by $584,149 trade accounts receivable, net was mainly attributable to the timing of collections. As of December 31, 2021, and December 31, 2022, deferred assets related to voyage charters were $25,335 and $0, respectively, and are presented under ‘Deferred charges’ (Current) in the accompanying combined carve-out balance sheets. This change was mainly attributable to the timing of commencement of revenue recognition. The unamortized portion of deferred assets as of December 31, 2021, amounting to $25,335 was recognized as revenue in the first quarter of 2022.